Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Intangible Assets and Goodwill
Schedule of intangible assets

	Weighted
	Average	Intangible		Intangible
	Useful Life	Assets,	Accumulated	Assets,
	(in years)	gross	Amortization	Net
Customer relationships	8.0	$10,790	$(2,593)	$8,197
Acquired technology	6.0	16,295	(6,211)	10,084
Trademarks and tradenames	11.0	5,263	(1,052)	4,211
Non-compete agreements	2.0	280	(57)	223
Total intangible assets		$32,628	$(9,913)	$22,715

Intangible assets consist of the following, as of December 31, 2020:

	Weighted
	Average	Intangible		Intangible
	Useful Life	Assets,	Accumulated	Assets,
	(in years)	gross	Amortization	Net
Customer relationships	7.0	$8,440	$(2,173)	$6,267
Acquired technology	6.0	12,170	(5,481)	6,689
Trademarks and tradenames	9.0	3,688	(893)	2,795
Non-compete agreements	2.0	225	(15)	210
Total intangible assets		$24,523	$(8,562)	$15,961

	Weighted
	Average	Intangible		Intangible
	Useful Life	Assets,	Accumulated	Assets,
	(in years)	gross	Amortization	Net
Customer relationships	7.0	$8,440	$(2,173)	$6,267
Acquired technology	6.0	12,170	(5,481)	6,689
Trademarks and tradenames	9.0	3,688	(893)	2,795
Non-compete agreements	2.0	225	(15)	210
Total intangible assets		$24,523	$(8,562)	$15,961

	Weighted
	Average	Intangible		Intangible
	Useful Life	Assets,	Accumulated	Assets,
	(in years)	gross	Amortization	Net
Customer relationships	9.0	$5,450	$(1,591)	$3,859
Acquired technology	4.0	8,546	(4,272)	4,274
Trademarks and tradenames	7.0	2,290	(591)	1,699
Total intangible assets		$16,286	$(6,454)	$9,832

Summary of changes in the carrying amount of goodwill

Goodwill
Balance as of December 31, 2020	$28,289
Acquisitions	21,831
Balance as of March 31, 2021	$50,120

Goodwill
Balance as of January 1, 2019	$21,305
Acquisitions	916
Divestitures	(3,657)
Purchase price adjustment	(290)
Balance as of December 31, 2019	$18,274
Acquisitions	10,176
Divestitures	(161)
Balance as of December 31, 2020	$28,289

Schedule of Estimated intangibles amortization expense

Estimated
Amortization
Expense
2021	$3,873
2022	2,989
2023	2,659
2024	1,617
2025	1,169
Thereafter	3,654
$15,961